PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)
Property, plant and equipment, at fair value
As at December 31, 2022	$25,139	$4,875	$6,481	$241	$36,736
Additions, net	1	15	(29)	3	(10)
Transfer from construction work-in-progress	13	2	306	—	321
Acquisitions through business combinations	—	125	—	—	125
Disposals	—	—	—	(5)	(5)
Items recognized through OCI:
Foreign exchange	1,338	66	154	9	1,567
Items recognized through net income:
Depreciation	(259)	(166)	(191)	(17)	(633)
As at June 30, 2023	$26,232	$4,917	$6,721	$231	$38,101
Construction work-in-progress
As at December 31, 2022	$212	$497	$380	$3	$1,092
Additions	30	163	122	1	316
Transfer to property, plant and equipment	(13)	(2)	(306)	—	(321)
Items recognized through OCI:
Foreign exchange	6	28	19	—	53
As at June 30, 2023	$235	$686	$215	$4	$1,140
Total property, plant and equipment, at fair value
As at December 31, 2022(2)	$25,351	$5,372	$6,861	$244	$37,828
As at June 30, 2023(2)	$26,467	$5,603	$6,936	$235	$39,241
(1)Includes cogeneration and biomass.
(2)Includes right-of-use assets not subject to revaluation of $47 million (2022: $49 million) in our hydroelectric segment, $123 million (2022: $127 million) in our wind segment, $152 million (2022: $148 million) in our solar segment , and nil (2022: $2 million) in other.